PARTNERSHIP CAPITAL	12 Months Ended
Dec. 31, 2022
Equity [abstract]
PARTNERSHIP CAPITAL	PARTNERSHIP CAPITAL
As at December 31, 2022, our partnership’s capital structure was comprised of three classes of partnership units: limited partnership units, preferred units and general partnership units. Limited partnership units entitle the holder to their proportionate share of distributions. Preferred units entitle the holder to cumulative preferential cash distributions in accordance with their terms. General partnership units entitle the holder the right to govern the financial and operating policies of our partnership. The Holding LP’s capital structure is composed of four classes of partnership units: special general partner units, Holding LP Class A preferred units, managing general partner units and redeemable partnership units held by Brookfield.
On June 10, 2022, Brookfield Infrastructure completed a three-for-two split of our units, BIPC exchangeable shares, Exchange LP Units, and BIPC exchangeable LP units, by way of a subdivision whereby unitholders/shareholders received an additional one-half of a unit/share for each unit/share held. The Managing General Partner Units, Special General Partner Units and Redeemable Partnership Units of the Holding LP were concurrently split. Brookfield Infrastructure’s preferred units were not affected by the split. All historical unit and share counts, as well as per unit/share disclosures have been adjusted to effect for the change in units as a result of the splits.
In its capacity as the holder of the Special General Partner Units of the Holding LP, the special general partner is entitled to incentive distribution rights which are based on the amount by which quarterly distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed specified target levels. To the extent distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed $0.1218 per quarter, the incentive distribution rights entitle the special general partner to 15% of incremental distributions above this threshold. To the extent that distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed $0.1320 per unit, the incentive distribution rights entitle the special general partner to 25% of incremental distributions above this threshold. During the year, the Holding LP paid incentive distributions of $240 million (2021: $206 million, 2020: $183 million). Prior to the split on June 10, 2022, the above thresholds of $0.1218 and $0.1320 were $0.1827 and $0.1980, respectively. Prior to the special distribution on March 30, 2020, the above thresholds were $0.2030 and $0.22, respectively.
The Holding LP has issued 193.6 million Redeemable Partnership Units to Brookfield, which may, at the request of the holder, require the Holding LP to redeem the Redeemable Partnership Units for cash in an amount equal to the market value of our units. This right is subject to our partnership’s right of first refusal which entitles it, at its sole discretion, to elect to acquire any Redeemable Partnership Units so presented to the Holding LP in exchange for one of our partnership’s units (subject to certain customary adjustments). Both the units issued by our partnership and the Redeemable Partnership Units issued by the Holding LP have the same economic attributes in all respects, except for the redemption right described above. The Redeemable Partnership Units participate in earnings and distributions on a per Redeemable Partnership Unit basis equivalent to the per unit participation of the units of our partnership. Our partnership reflects the Redeemable Partnership Units issued to Brookfield by the Holding LP as non-controlling interest—Redeemable Partnership Units held by Brookfield.
(a)Special and Limited Partnership Capital

	Special General Partner Units
MILLIONS, EXCEPT UNIT INFORMATION	2022		2021		2020
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$19	2,400,631	$19	2,400,631	$19	2,400,631
Ending balance	$19	2,400,631	$19	2,400,631	$19	2,400,631

	Limited Partnership Units
MILLIONS, EXCEPT UNIT INFORMATION	2022		2021		2020
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$6,074	457,901,280	$5,526	443,147,915	$5,495	440,295,677
Unit issuance	13	338,953	545	14,564,499	9	336,134
Conversions	5	140,082	3	188,866	22	2,516,104
Ending balance	$6,092	458,380,315	$6,074	457,901,280	$5,526	443,147,915
In November 2021, Brookfield Infrastructure issued 14.2 million units in public offerings in the U.S. and Canada. In total, $556 million of gross proceeds were raised through the issuance and $23 million in equity issuance costs were incurred. Concurrently, Brookfield Infrastructure issued approximately 10.7 million Redeemable Partnership Units at the public offering price, net of commissions, to Brookfield for additional proceeds of $400 million.
As a result of the issuances during 2021, inclusive of equity raised as part of the IPL acquisition, equity was reallocated between limited partners, the general partner, non-controlling interests - Redeemable Partnership Units held by Brookfield, non-controlling interests - Exchange LP units, non-controlling interests - BIPC exchangeable LP units, and non-controlling interests - BIPC exchangeable shares to reflect the difference between the ratio in which the unit/shareholders participated in the issuance and their original economic interest in the partnership. The resulting impacts were recognized as ownership changes within the Consolidated Statements of Partnership Capital. Amounts in accumulated other comprehensive income (loss) were also ratably allocated.
During the year ended December 31, 2022, Brookfield Infrastructure did not repurchase units (2021: nil, 2020: less than 0.2 million for less than $0.1 million) and did not incur any commission costs (2021: $nil, 2020: less than $1 million).
Our partnership has implemented a distribution reinvestment plan (the “Plan”) that allows eligible holders of our units to purchase additional units by reinvesting their cash distributions. Under the Plan, units are acquired at a price per unit calculated by reference to the volume weighted average of the trading price for our units on the New York Stock Exchange for the five trading days immediately preceding the relevant distribution date. During the year ended December 31, 2022, our partnership issued 0.3 million units for proceeds of $13 million (2021: 0.4 million units for proceeds of $12 million, 2020: 0.3 million units for proceeds of $9 million).
The weighted average number of Special General Partner Units outstanding for the year ended December 31, 2022 was 2.4 million (2021: 2.4 million, 2020: 2.4 million). The weighted average number of limited partnership units outstanding for the year ended December 31, 2022 was 458.1 million (2021: 445.1 million, 2020: 442.1 million).
Net income per limited partnership unit was $0.14 for the year ended December 31, 2022 (2021: $1.16, 2020: $0.23). Net income per limited partnership unit is calculated as the total net income attributable to limited partnership units, less preferred partnership distributions, divided by the average number of limited partnership units outstanding during the year ended December 31, 2022.
(b)Non-controlling interest—Redeemable Partnership Units held by Brookfield

MILLIONS, EXCEPT UNIT INFORMATION	2022		2021		2020
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$2,728	193,587,223	$2,328	182,930,702	$2,328	182,930,702
Unit issuance	—	—	400	10,656,521	—	—
Ending balance	$2,728	193,587,223	$2,728	193,587,223	$2,328	182,930,702
In November 2021, Brookfield Infrastructure issued 10.7 million Redeemable Partnership Units to Brookfield for proceeds of $400 million.
The weighted average number of Redeemable Partnership Units outstanding for the year ended December 31, 2022 was 193.6 million (2021: 184.2 million, 2020: 182.9 million).
(c) Non-controlling interest—BIPC exchangeable shares

MILLIONS, EXCEPT SHARE INFORMATION	2022		2021		2020
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$1,755	110,157,540	$(19)	67,441,451	$—	—
Unit issuance	—	—	128	3,210,037	—	—
Issued in conjunction with the acquisition of Inter Pipeline	—	—	1,642	38,985,604	—	—
Non-cash issuance	—	—	—	—	—	69,524,786
Conversions	2	410,131	4	520,448	(19)	(2,083,335)
Ending balance	$1,757	110,567,671	$1,755	110,157,540	$(19)	67,441,451
In November 2021, BIPC, a subsidiary of our partnership issued 3.2 million BIPC exchangeable shares in public offerings in the U.S. and Canada. In total, $134 million of gross proceeds were raised through the issuance and $6 million in equity issuance costs were incurred.
In October 2021, BIPC issued 12.1 million BIPC exchangeable shares for a fair value of $502 million in connection with the acquisition of our Canadian diversified midstream operation. Refer to Note 7, Acquisition of Business, for further details.
During August and September 2021, BIPC issued 26.9 million BIPC exchangeable shares for a fair value of $1,140 million in connection with the acquisition of our Canadian diversified midstream operation. Refer to Note 7, Acquisition of Businesses, for further details.
On March 31, 2020, BIPC, a subsidiary of our partnership, issued 69.5 million BIPC exchangeable shares to unitholders as part of the BIPC special distribution. The distribution resulted in no cash proceeds to the partnership. The BIPC exchangeable shares provide holders with economic terms that are substantially equivalent to those of our units and are exchangeable, on a one-for-one basis, for our units. Given the exchangeable feature, the BIPC exchangeable shares are presented as a component of non-controlling interests. Refer to Note 1, Organization and Description of the Business, for further details.
During the year ended December 31, 2022, BIPC exchangeable shareholders exchanged less than 0.1 million (2021: less than 0.1 million) BIPC exchangeable shares for less than $1 million of our units (2021: $1 million).
(d) Non-controlling interest—Exchangeable Units

MILLIONS, EXCEPT UNIT INFORMATION	2022		2021		2020
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$408	7,015,032	$156	1,611,508	$159	1,854,239
Special distribution	—	—	—	—	—	190,038
Issuance of BIPC Exchangeable LP Units	—	—	259	6,112,838	—	—
Conversions	(7)	(550,213)	(7)	(709,314)	(3)	(432,769)
Ending balance	$401	6,464,819	$408	7,015,032	$156	1,611,508
During August, September and October 2021, BIPC Exchange LP, a subsidiary of our partnership, issued 6.1 million BIPC Exchangeable LP Units for a fair value of $259 million in connection with the acquisition of our Canadian diversified midstream operation. Refer to Note 7, Acquisition of Businesses, and Note 1, Organization and Description of the Business, for further details.
During the year ended December 31, 2022, Exchange LP unitholders exchanged 0.1 million (2021: 0.2 million, 2020: 0.4 million) Exchange LP Units for $2 million (2021: $2 million, 2020: $3 million) of our units.
During the year ended December 31, 2022, BIPC Exchangeable LP unitholders exchanged 0.4 million (2021: 0.6 million) BIPC exchangeable LP units for $5 million (2021: $5 million) of BIPC exchangeable shares.
On March 31, 2020, the partnership executed a special distribution of its Exchange LP units whereby each Exchange LP unitholder received one additional Exchange LP unit for every nine Exchange LP units held. The special distribution resulted in no cash proceeds to the partnership. In total, 0.2 million Exchange LP units were issued.
(e) Non-controlling interest - Perpetual Subordinated Notes

	Perpetual Subordinated Notes
US$ MILLIONS	2022	2021	2020
Opening balance	$—	$—	$—
Issued for cash	293	—	—
Ending balance	$293	$—	$—
On January 21, 2022, our partnership issued 12 million fixed rate perpetual subordinated notes, at $25 per unit, with a fixed coupon rate of 5.125% annually. In total, $293 million net proceeds were raised. The notes do not have a fixed maturity date and are not redeemable at the option of the holders, therefore the notes are classified as non-controlling interest. The perpetual subordinated notes also provide Brookfield Infrastructure, at its discretion, the right to defer the interest (in whole or in part) indefinitely.
(f)    Preferred Unitholders’ Capital

MILLIONS, EXCEPT UNIT INFORMATION	2022		2021		2020
	Carrying Value	Units	Carrying Value	Units	Carrying Value	Units
Opening balance	$1,138	55,881,062	$1,130	57,867,650	$935	49,867,650
Units issued	—	—	194	8,000,000	195	8,000,000
Repurchased and cancelled	(220)	(11,979,750)	(186)	(9,986,588)	—	—
Ending balance	$918	43,901,312	$1,138	55,881,062	$1,130	57,867,650
During the year ended December 31, 2022, our partnership redeemed all of its outstanding Cumulative Class A Preferred Limited Partnership Units, Series 7, for $243 million. Losses on redemption of $23 million were recognized directly in equity.
On September 30, 2021, our partnership redeemed all of its outstanding Cumulative Class A Preferred Limited Partnership Units, Series 5, for $206 million. Losses on redemption of $20 million were recognized directly in equity.
On January 21, 2021, our partnership issued 8 million Series 14 Preferred Units, at $25 per unit, with a quarterly fixed distribution of 5.00% annually. In total, $200 million of gross proceeds were raised and $6 million in underwriting and issuance costs were incurred. Net proceeds of the issuance were used to finance or refinance eligible green projects.
On September 21, 2020, our partnership issued 8 million Series 13 Preferred Units, at $25 per unit, with a quarterly fixed distribution of 5.125% annually. In total, $200 million of gross proceeds were raised and $5 million in underwriting and issuance costs were incurred. Net proceeds of the issuance were used to finance or refinance eligible green projects.